Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories
Finished goods	€ 1,208,166	€ 1,182,034
Healthcare supplies	321,806	417,475
Raw materials and purchased components	321,439	344,311
Work in process	144,583	124,102
Inventories	€ 1,995,994	€ 2,067,922